LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Lease [Abstract]
Cash outflow for leases	$ (19,147)	$ (12,605)	$ (10,579)